Expense Example {- Treasury Only Portfolio} - 03.31 FIMM Funds Class 3 Combo PRO-11 - Treasury Only Portfolio - Class III	May 28, 2022 USD ($)
Expense Example:
1 year	$ 44
3 years	144
5 years	254
10 years	$ 575